Expenses - Summary of Corporate and Administrative Expenses (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Corporate And Administrative Expenses [Line Items]
Termination benefits	$ 728	$ 708
Rye Patch [member]
Corporate And Administrative Expenses [Line Items]
Transaction costs	$ 2,828